Significant events during the reporting period (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 26, 2023
Significant Events During The Reporting Period [Abstract]
Credit facility amount			$ 745,000
Received from credit facility amount	$ 745,000	$ 500,000
Capital contribution	$ 12,167